TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 18:-TAXES ON INCOME

a.Tax laws applicable to the Company:

The Law for the Encouragement of Capital Investments, 1959:

According to the Law, companies are entitled to various tax benefits by virtue of the "preferred enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates:

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment"), was enacted. The Amendment prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income under its status as a preferred company with a preferred enterprise. Commencing from the 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates. The tax rates under the Amendment are: 2011 and 2012 - 15% (in development area A - 10%) and in 2013 - 12.5% (in development area A - 7%).

The Company elected to transition to the preferred enterprise track starting from the 2012 tax year and submitted its final decision to the tax authorities. The deferred tax balances were adjusted accordingly on said date.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the Knesset issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

ELTEK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 18:-TAXES ON INCOME (CONT.)

Accelerated depreciation:

By virtue of the Law, the Company is eligible for deduction of accelerated depreciation on equipment used by the approved enterprise from the first year of the asset's operation.

Conditions for the entitlement to the benefits:

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The managements believe that the Company is meeting the aforementioned conditions.

The Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

b.Tax rates applicable to the Company:

1.The Israeli corporate income tax rate is 23%.

As the Company has the status of a preferred enterprise, the income tax rate applied is 16%.

A company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

2.The tax rates of the Company's non-Israeli subsidiaries is 21%.

ELTEK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 18:-TAXES ON INCOME (CONT.)

c.Carryforward losses for tax purposes:

As of December 31, 2021 the Company's carryforward operating losses for tax purposes were approximately $20.4 million. Carryforward capital losses for tax purposes were approximately $11.1 million.

The Company's carryforward losses for tax purposes and tax credits carryforward do not have expiration dates.

d.Income tax assessments:

The Company files its income tax return in Israel. Eltek Europe files its income tax returns in Germany and Eltek USA files its income tax return in the United States.

In Israel, the Company has received final tax assessments through the 1995 tax year. Assessments through the 2016 tax year are considered final due to statute of limitations. The Israeli tax returns of the Company may be audited by the Israeli Tax Authorities for the tax years beginning in 2017.

Eltek Europe has received final tax assessments through the 2013 tax year. The tax returns of Eltek Europe remain subject to audit for the tax years beginning in 2014. The tax returns of Eltek USA remain subject to audit for the tax years beginning in 2012.

e.Profit before tax and taxes on income included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2021	2020	2019

Income before income tax expense:
Israel	1,330	2,504	1,741
Foreign jurisdictions	172	175	129

	1,502	2,679	1,870

Current tax expense:
Israel	-	-	-
Foreign jurisdictions	57	38	32

	57	38	32

Deferred taxes (income) expenses:
Israel	(3,594)	33	45

	(3,594)	33	45

Income tax (benefit) expense, net	(3,537)	71	77

ELTEK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 18:-TAXES ON INCOME (CONT.)

f.Reconciliation of the theoretical income tax benefit to the actual income tax expense:

A reconciliation of the theoretical income tax benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2021	2020	2019

Income before income tax expense as reported in the consolidated statements of comprehensive income	1,502	2,679	1,870

Statutory tax rates	23%	23%	23%

Theoretical tax expense calculated	345	616	430

Losses and other items for which a valuation allowance was provided (released)	(3,563)	419	(38)
Realization of carryforward tax losses for which valuation allowance was provided	(261)	(692)	(250)
Tax benefit arising from "Preferred enterprises"	(93)	(303)	(109)
Foreign tax rate differential in subsidiaries	17	(3)	22
Non-deductible items and others	18	34	22

Total	(3,882)	(545)	(353)

Income tax (benefit) expense	(3,537)	71	77

ELTEK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 18:-TAXES ON INCOME (CONT.)

g.Deferred tax assets and liabilities:

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2021	2020
Deferred tax assets:

Net operating loss carryforwards (in Israel)	3,265	3,284
Capital loss carryforwards (in Israel)	2,549	2,485
Long-term tax receivables	-	1,171
Reserves and other	252	251

Total gross deferred taxes	6,066	7,191

Less valuation allowance	(2,549)	(6,195)

Deferred tax assets, net	3,517	996

Deferred tax liabilities:
Undistributed income of subsidiaries	(290)	(263)
Property and equipment	(677)	(817)

Total deferred tax liabilities	(967)	(1,080)

Net deferred tax assets (liabilities)	2,550	(84)

The Company has net operating loss carryforward for tax purposes of approximately $20.4 million, which may be carried forward indefinitely. For the year ended December 31, 2020 the Company established a valuation allowance for deferred tax assets (see above) as it was unable to conclude that it is more-likely-than-not that such deferred tax assets will be realized. As of December 31, 2021 the Company concluded that realization of net deferred assets is more likely than not as required by ASC 740. The Company considered both positive and negative factors. Positive factors include the Company's profit before tax for 2021 and cumulative positive taxable income in recent years, the fact that losses are indefinite in expiration and to a lesser extent, projections for taxable income in the near term. Negative factors considered include the Company's operating losses in earlier years. Weighing all the above, the Company concluded that it is more likely than not that taxable income will be generated and released entirely the valuation allowance related to the accumulated losses and long-term tax receivables.

ELTEK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 18:-TAXES ON INCOME (CONT.)

h.Accounting for uncertainty in income taxes:

For the twelve-month periods ended December 31, 2021, 2020 and 2019, the Company did not have any unrecognized tax positions and thus, no interest and penalties related to unrecognized tax positions were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve-month months.